Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Schedule of Borrowings
	December 31, 2017	December 31, 2016
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$71,500	$94,250
BNP Paribas S.A. and DVB Bank S.E.	56,250	60,750
Eurobank Ergasias S.A. $52,200	35,569	38,297
Eurobank Ergasias S.A. $52,000	33,654	36,102
Norddeutsche Landesbank Girozentrale	23,828	25,391
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	45,703	48,828
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	82,327	97,615
BNP Paribas $44,000	36,000	40,000
HSH $24,000	22,856	—
	1,077,687	1,111,233
Less: Deferred finance costs, net	(13,470)	(16,685)
Add: bond premium	1,152	1,390
Total borrowings	$1,065,369	$1,095,938
Less: current portion, net of deferred finance costs	(36,410)	(55,000)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$1,028,959	$1,040,938

Long-Term Debt Obligations

December 31, 2017
Long-Term Debt Obligations:
Year
December 31, 2018	37,712
December 31, 2019	100,751
December 31, 2020	119,410
December 31, 2021	720,637
December 31, 2022	56,740
December 31, 2023 and thereafter	42,437

Total	$1,077,687